Davis Government Bond Fund
A series of Davis Series, Inc. Class/Ticker: A (RFBAX), B (VRPFX), C (DGVCX), Y (DGVYX)	Over 45 Years of Reliable Investing™
SUMMARY PROSPECTUS	May 1, 2014

Before you invest, you may want to review Davis Government Bond Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund at no cost online at http://davisfunds.com/applications_and_prospectuses/, by calling 1-800-279-0279, or by sending an e-mail request to dvsinvestor.services@dsaco.com. The current statutory prospectus and statement of additional information, dated May 1, 2014, as may be further amended or supplemented, and the most recent shareholder report dated December 31, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, in the same manner as the statutory prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

Davis Government Bond Fund’s investment objective is current income.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the “How to Choose a Share Class, Class A Shares” section of the Fund’s statutory prospectus on page 41 and in the “Selecting the Appropriate Class of Shares” section of the Fund’s statement of additional information on page 52.

Shareholder Fees (fees paid directly from your investment)	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	4.00%	1.00%	None
Redemption Fee (as a percentage of total redemption proceeds)	None	None	None	None
*	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) Fees	0.21%	1.00%	1.00%	0.00%
Other Expenses	0.30%	0.42%	0.33%	0.17%
Total Annual Operating Expenses	0.81%	1.72%	1.63%	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you sell your shares in:				You would pay the following expenses if you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$554	$721	$903	$1,429	$554	$721	$903	$1,429
Class B shares	575	842	1,133	1,675	175	542	933	1,675
Class C shares	266	514	887	1,933	166	514	887	1,933
Class Y shares	48	151	263	591	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund’s portfolio will maintain a weighted average maturity of three years or less.

Principal Risks of Investing in Davis Government Bond Fund

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

Variable Current Income risk. The income which the Fund pays to investors is not stable.

Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.

Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.

Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.

Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.

Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.

Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting (www.davisfunds.com) or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares for the years ended December 31

(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown)

Highest/Lowest quarterly results during this time period were

Highest             2.05% for the quarter ended December 31, 2007

Lowest              (2.77)% for the quarter ended June 30, 2004

Total return for the three months ended March 31, 2014 (not annualized) was 0.32%.

Average Annual Total Returns for the periods ended December 31, 2013 (with maximum sales charge)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	-6.20%	0.30%	1.60%
Class A shares return after taxes on distributions	-6.54%	-0.45%	0.66%
Class A shares return after taxes on distributions and sale of fund shares	-3.51%	-0.02%	0.90%
Class B shares return before taxes	-6.43%	-0.07%	1.55%
Class C shares return before taxes	-3.32%	0.44%	1.31%
Class Y shares return before taxes	-1.34%	1.48%	2.27%
Citigroup U.S. Treasury/Agency 1-3 Year Index reflects no deduction for fees, expenses, or taxes	0.37%	1.17%	2.64%

30-Day SEC Yield, Class A Shares as of December 31, 2013: 1.08%

You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Management

Investment Adviser

Davis Selected Advisers, L.P., serves as the Fund’s investment adviser.

Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.

Portfolio Manager

	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Creston King	Since August 1999	Vice President, Davis Selected Advisers-NY, Inc.

Purchase and Sale of Fund Shares

Class B Shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Investors may continue to exchange Class B Shares of other Davis Funds for Class B Shares of Davis Government Bond Fund and to exchange Davis Government Bond Fund Class B Shares for Class B Shares of other Davis Funds.

	Class A and C shares	Class Y shares
Minimum Initial Investment	$1,000	$5,000,000
Minimum Additional Investment	25	25

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds c/o State Street Bank and Trust Company, P.O. Box 8406, Boston, MA 02266-8406, telephoning 1-800-279-0279 or accessing Davis Funds’ website (www.davisfunds.com).

Tax Information

If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Davis Government Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Company Act File No. 811-2679

Davis Advisors 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 800-279-0279 davisfunds.com